Condensed Consolidated Statements Of Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands	Legacy Common Stock Previously Reported [Member]	Legacy Common Stock Revision of Prior Period, Adjustment [Member]	Legacy Common Stock	Common Stock Previously Reported [Member]	Common Stock Revision of Prior Period, Adjustment [Member]	Common Stock	Additional Paid-In Capital Previously Reported [Member]	Additional Paid-In Capital Revision of Prior Period, Adjustment [Member]	Additional Paid-In Capital	Subscription Receivable Previously Reported [Member]	Subscription Receivable Revision of Prior Period, Adjustment [Member]	Subscription Receivable	Receivable from Shareholder Previously Reported [Member]	Receivable from Shareholder Revision of Prior Period, Adjustment [Member]	Receivable from Shareholder	Accumulated Deficit Previously Reported [Member]	Accumulated Deficit Revision of Prior Period, Adjustment [Member]	Accumulated Deficit	Previously Reported [Member]	Revision of Prior Period, Adjustment [Member]	Total
Balance at Dec. 31, 2021	$ 14						$ 14,356									$ (52,422)			$ (38,052)
Balance (in Shares) at Dec. 31, 2021	14,382,093
Balance (in Shares)				5,873,711
Stock-based compensation							69												69
Exercise of common stock options							161												161
Exercise of common stock options (in Shares)				486,295
Issuance of common stock upon conversion of related party loans (Note 7)							66,139												66,139
Issuance of common stock upon conversion of related party loans (Note 7) (in Shares)				6,943,789
Net loss																(26,754)			(26,754)		$ (26,754)
Balance at Dec. 31, 2022			$ 33	$ 1			80,738		$ 80,706							(79,176)		$ (79,176)	1,563		1,563
Balance (in Shares) at Dec. 31, 2022			32,575,043	13,303,795
Retroactive application of recapitalization		$ (14)			$ 1			$ 13
Retroactive application of recapitalization (in Shares)		(14,382,093)			5,873,711
Balance				$ 1			14,369									(52,422)			(38,052)
Balance (in Shares)						13,303,795
Stock-based compensation									1,258												1,258
Exercise of common stock options									4												4
Exercise of common stock options (in Shares)						11,354
Net loss																		(8,322)			(8,322)
Balance at Mar. 31, 2023						$ 1			82,000									(87,498)			(5,497)
Balance (in Shares) at Mar. 31, 2023						13,315,149
Balance at Dec. 31, 2022			$ 33	$ 1			$ 80,738		80,706							$ (79,176)		(79,176)	$ 1,563		1,563
Balance (in Shares) at Dec. 31, 2022			32,575,043	13,303,795
Stock-based compensation									4,135												4,135
Amendment of forward purchase contracts												15,123			(500)						14,623
Exercise of common stock options									12												$ 12
Exercise of common stock options (in Shares)						12,867															12,866
Net loss																		(82,954)			$ (82,954)
Balance at Dec. 31, 2023						$ 2			121,727			(17,792)			(500)			(162,130)			(58,693)
Balance (in Shares) at Dec. 31, 2023						21,888,976
Retroactive application of recapitalization			$ (33)			$ 1			32
Retroactive application of recapitalization (in Shares)			(32,575,043)			13,303,795
Balance						$ 1			80,738									(79,176)			1,563
Retroactive application of recapitalization						$ 1			36,842			(32,915)									3,928
Retroactive application of recapitalization (in Shares)						8,572,314
Stock-based compensation									1,117												1,117
Amendment of forward purchase contracts												2,764									2,764
Issuance of common stock in connection with the convertible 12% promissory notes
Issuance of common stock in connection with the convertible 12% promissory notes (in Shares)						500,000
Settlement of forward purchase contracts												4,639									4,639
Settlement of receivable from shareholder															500						500
Net loss																		(5,382)			(5,382)
Balance at Mar. 31, 2024						$ 2			$ 122,844			$ (10,389)						$ (167,512)			$ (55,055)
Balance (in Shares) at Mar. 31, 2024						22,388,976